EMPLOYEE BENEFITS (Tables)	9 Months Ended
Sep. 30, 2021
Retirement Benefits [Abstract]
SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST

The Components of net periodic benefit cost were as follows (in US$ thousands):

	Quarter ended		Year-to-date period ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020

Service cost	$1,640	$855	$3,706	$2,755
Interest cost	410	214	927	689
Other	-	-	-	-
Net cost	$2,050	$1,069	$4,633	$3,444

The Company made employer contributions (direct payment of benefits) to its defined benefit plan of $0.6 million, $0.1 million, $2.0 million and $0.1 million for the quarter ended September 30, 2021, the quarter ended September 30, 2020, the year-to-date period ended September 30, 2021, and the year-to-date period ended September 30, 2020, respectively. The plan of the Company is unfunded.

Defined contribution plan

The Company also provides a defined contribution retirement plan and occupational hazard insurance for Omani employees. Contributions to a defined contribution retirement plan and occupational hazard insurance for Omani employees in accordance with the Omani Social Insurances Law are recognized as an expense in the Condensed Consolidated Interim Statement of Operations as incurred. Total contributions were of $0.9 million, $0.8 million, $2.8 million and $2.4 million for the quarter ended September 30, 2021, the quarter ended September 30, 2020, the year-to-date period ended September 30, 2021, and the year-to-date period ended September 30, 2020, respectively. The plan of the Company is unfunded.